       As filed with the Securities and Exchange Commission on February 29, 1996
                                              1933 Act Registration No. 33-42160
                                              1940 Act Registration No. 811-6376

                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549

                                      FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    [X]

                      Pre-Effective Amendment No. _____          [_____]

                      Post-Effective Amendment No. 7             [  X  ]

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [_____]

          Amendment No.  ______

                          (Check appropriate box or boxes.)

                           PAINEWEBBER MANAGED ASSETS tRUST
                  (Exact name of registrant as specified in charter)

                             1285 Avenue of the Americas
                              New York, New York  10019
                       (Address of principal executive offices)

          Registrant's telephone number, including area code: (212) 713-2000

                                GREGORY K. TODD, Esq.
                       Mitchell Hutchins Asset Management Inc.
                             1285 Avenue of the Americas
                              New York, New York  10019
                       (Name and address of agent for service)

                                     Copies to:

                                ELINOR W. GAMMON, Esq.
                             Kirkpatrick & Lockhart LLP
                                      2nd Floor
                            1800 Massachusetts Avenue, N.W.
                             Washington, D.C.  20036-1800
                              Telephone: (202) 778-9000

              It is proposed that this filing will become effective:

     [X]   Immediately upon filing pursuant to Rule 485(b)
     [_]   On ____________________ pursuant to Rule 485(b)
     [_]   60 days after filing pursuant to Rule 485(a) (i)
     [_]   On _________________ pursuant to Rule 485(a) (i)
     [_]   75 days after filing pursuant to Rule 485(a)(ii)
     [_]   On _________________ pursuant to Rule 485(a)(ii)

              Registrant has filed a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940 and has filed the notice required by such Rule for its most recent fiscal year on May 26, 1995.

                       PAINEWEBBER MANAGED ASSETS TRUST
                       CALCULATION OF REGISTRATION FEE
                       -------------------------------

                                               Proposed          Proposed
                              Amount of        Maximum           Maximum            Amount of
       Securities Being       Shares Being     Offering Price    Aggregate          Registra-
       Registered             Registered       Per Unit          Offering Price     tion Fee
       -----------------      ------------     ---------------   --------------     ---------

       Shares of Beneficial
       Interest, Par Value
       $.001, of

       PaineWebber Capital    1,331,533        $14.95            $290,000*          $100.00*
       Appreciation Fund
       (Class C)





     The fee for the above shares to be registered by this filing has been computed on the basis of the price in effect on February 15, 1996.



     ____________________

     * Calculation of the proposed maximum aggregate price has been made pursuant to Rule 24e-2 under the Investment Company Act of 1940. During its fiscal year ended March 31, 1995, Registrant redeemed or repurchased shares of beneficial interest in the aggregate amount of 6,359,468.
     During its current fiscal year, Registrant used 5,047,333 of this amount for a reduction pursuant to paragraph (c) of Rule 24f-2 under the Investment Company Act of 1940. Registrant is filing this post-effective amendment to use the remaining 1,312,135 of the total redemptions and repurchases during its fiscal year ended March 31, 1995 to reduce the fee that would otherwise be required for the shares registered hereby. During its current fiscal year, Registrant has filed no other post-effective amendment for the purpose of the reduction pursuant to paragraph (a) of Rule 24e-2.

                                     SIGNATURES

              Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be executed on its behalf by the undersigned, thereto duly authorized, in this City of New York and State of New York, on the 28th day of February, 1996.


                                       PAINEWEBBER MANAGED ASSETS TRUST



                                       By: /s/ Dianne E. O'Donnell
                                           ----------------------------
                                           Dianne E. O'Donnell
                                           Vice President & Secretary


              Pursuant to the requirements of the Securities Act of 1933, this instrument has been signed below by the following persons in the capacities and on the dates indicated.

       Signature                            Title                                    Date

       /s/ Margo N. Alexander*              President (Chief Executive Officer)      February 28, 1996
       ----------------------
       Margo N. Alexander

       /s/ E. Garrett Bewkes, Jr.**         Trustee and Chairman                     February 28, 1996
       --------------------------           of the Board of Trustees
       E. Garrett Bewkes, Jr.

       /s/ Meyer Feldberg        ***        Trustee                                  February 28, 1996
       --------------------------
       Meyer Feldberg
       /s/ George W. Gowen       ***        Trustee                                  February 28, 1996
       --------------------------
       George W. Gowen

       /s/ Frederic V. Malek     ***        Trustee                                  February 28, 1996
       --------------------------
       Frederic V. Malek
       /s/ Judith Davidson Moyers***        Trustee                                  February 28, 1996
       --------------------------
       Judith Davidson Moyers

       /s/ Julian F. Sluyters               Vice President and Treasurer             February 28, 1996
       ----------------------               (Principal Financial and
       Julian F. Sluyters                   Accounting Officer)


     * Signature affixed by Elinor W. Gammon pursuant to power of attorney dated May 8, 1995 and incorporated by reference from Post-Effective Amendment No. 34 to the registration statement of PaineWebber America Fund, SEC File No. 2-78626, filed May 10, 1995.

     ** Signature affixed by Elinor W. Gammon pursuant to powers of attorney dated January 3, 1994 and incorporated by reference from Post-Effective Amendment No. 25 to the registration statement of PaineWebber Investment Series, SEC File No. 33-11025, filed March 1, 1994.

     *** Signatures affixed by Elinor W. Gammon pursuant to powers of attorney dated March 2, 1992 and incorporated by reference from Pre-Effective Amendment No. 2 to the registration statement of PaineWebber Managed Assets Trust, SEC File No. 33-42160, filed March 3, 1991.